Loan Receivable - Carrying Value of Term Loan Facility (Parenthetical) (Detail) (Term Loan [Member])	Dec. 31, 2014	Dec. 31, 2013	Oct. 19, 2012
Term Loan [Member]
Accounts Notes And Loans Receivable [Line Items]
Percentage of interest on Term loan facility	15.00%	15.00%	15.00%